American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
April 30, 2026

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.5%
Focused Dynamic Growth Fund Investor Class	296,285	23,616,914
Focused Large Cap Value Fund Investor Class	4,715,820	51,874,022
Growth Fund Investor Class	513,524	29,317,097
Heritage Fund Investor Class	1,139,252	23,685,043
Large Cap Equity Fund Investor Class	1,074,796	53,449,612
Mid Cap Value Fund Investor Class	1,533,784	24,264,468
Small Cap Growth Fund Investor Class	228,266	5,247,846
Small Cap Value Fund Investor Class	621,134	6,211,342
		217,666,344
International Equity Funds — 38.5%
Emerging Markets Fund Investor Class	1,723,805	31,356,012
Global Real Estate Fund Investor Class	1,015,239	15,035,692
International Growth Fund Investor Class	2,389,238	33,067,057
International Small-Mid Cap Fund Investor Class	1,494,225	19,036,426
International Value Fund Investor Class	1,503,984	18,288,442
Non-U.S. Intrinsic Value Fund Investor Class	1,844,392	19,513,663
		136,297,292
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $227,064,407)		353,963,636
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$353,963,636

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$20,635	$2,655	$773	$1,100	$23,617	296	$217	$1,658
Focused Large Cap Value Fund	39,794	12,013	944	1,011	51,874	4,716	(68)	5,053
Growth Fund	29,456	10,135	7,940	(2,334)	29,317	514	(894)	5,268
Heritage Fund	30,077	4,341	4,360	(6,373)	23,685	1,139	896	4,289
Large Cap Equity Fund	47,325	13,764	3,391	(4,248)	53,450	1,075	(653)	10,160
Mid Cap Value Fund	27,778	3,074	6,164	(424)	24,264	1,534	315	2,947
Small Cap Growth Fund	9,173	500	3,965	(460)	5,248	228	920	500
Small Cap Value Fund	9,289	969	3,715	(332)	6,211	621	442	968
Emerging Markets Fund	29,708	2,561	8,371	7,459	31,357	1,724	3,587	349
Global Real Estate Fund	13,781	503	992	1,744	15,036	1,015	17	417
International Growth Fund	34,606	1,323	3,333	471	33,067	2,389	370	1,062
International Small-Mid Cap Fund	17,579	334	1,456	2,579	19,036	1,494	321	335
International Value Fund	13,810	3,804	1,724	2,398	18,288	1,504	143	1,326
Non-U.S. Intrinsic Value Fund	19,298	3,593	3,953	576	19,514	1,844	203	1,920
	$342,309	$59,569	$51,081	$3,167	$353,964	20,093	$5,816	$36,252
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.